Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Text block 1 [Abstract]
Products	¥ 3,208,980	¥ 2,875,405
Work in process	626,422	486,552
Raw materials	1,050,559	1,013,621
Supplies and other	249,034	222,654
Total	¥ 5,134,996	¥ 4,598,232